Risk Management_Credit risk exposure by industries that might get affected by the spread of covid 19 (Details)	Dec. 31, 2020 KRW (₩)
Off balance sheet item [Abstract]
Off balance accounts	₩ 123,898,136,000,000
Service business
Off balance sheet item [Abstract]
Off balance accounts	18,828,656,000,000
Manufacturing
Off balance sheet item [Abstract]
Off balance accounts	21,460,581,000,000
Other business
Off balance sheet item [Abstract]
Off balance accounts	4,984,489,000,000
Woori bank
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	20,233,059,000,000
Financial assets at FVTPL	152,580,000,000
Financial assets at FVTOCI	26,243,000,000
Off balance sheet item [Abstract]
Off balance accounts	14,132,314,000,000
Total	34,544,196,000,000
Woori bank | Service business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	8,659,994,000,000
Financial assets at FVTPL	48,717,000,000
Financial assets at FVTOCI	19,684,000,000
Off balance sheet item [Abstract]
Off balance accounts	2,364,221,000,000
Total	11,092,616,000,000
Woori bank | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,478,352,000,000
Financial assets at FVTPL	15,517,000,000
Financial assets at FVTOCI	5,461,000,000
Off balance sheet item [Abstract]
Off balance accounts	1,380,461,000,000
Total	3,879,791,000,000
Woori bank | General retail business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,070,789,000,000
Financial assets at FVTPL	11,944,000,000
Financial assets at FVTOCI	5,461,000,000
Off balance sheet item [Abstract]
Off balance accounts	897,101,000,000
Total	1,985,295,000,000
Woori bank | General wholesale business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,407,563,000,000
Financial assets at FVTPL	3,573,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	483,360,000,000
Total	1,894,496,000,000
Woori bank | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,525,157,000,000
Financial assets at FVTPL	9,305,000,000
Financial assets at FVTOCI	5,471,000,000
Off balance sheet item [Abstract]
Off balance accounts	152,059,000,000
Total	1,691,992,000,000
Woori bank | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	59,858,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	21,350,000,000
Total	81,208,000,000
Woori bank | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,467,643,000,000
Financial assets at FVTPL	17,739,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	114,388,000,000
Total	1,599,770,000,000
Woori bank | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,078,832,000,000
Financial assets at FVTPL	2,515,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	135,680,000,000
Total	1,217,027,000,000
Woori bank | Transportation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	395,873,000,000
Financial assets at FVTPL	461,000,000
Financial assets at FVTOCI	8,752,000,000
Off balance sheet item [Abstract]
Off balance accounts	193,578,000,000
Total	598,664,000,000
Woori bank | Education business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	367,701,000,000
Financial assets at FVTPL	489,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	48,064,000,000
Total	416,254,000,000
Woori bank | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,286,578,000,000
Financial assets at FVTPL	2,691,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	318,641,000,000
Total	1,607,910,000,000
Woori bank | Manufacturing
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	11,573,065,000,000
Financial assets at FVTPL	103,863,000,000
Financial assets at FVTOCI	6,559,000,000
Off balance sheet item [Abstract]
Off balance accounts	11,768,093,000,000
Total	23,451,580,000,000
Woori bank | Textile
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,281,344,000,000
Financial assets at FVTPL	6,608,000,000
Financial assets at FVTOCI	6,559,000,000
Off balance sheet item [Abstract]
Off balance accounts	1,064,005,000,000
Total	3,358,516,000,000
Woori bank | Metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,390,290,000,000
Financial assets at FVTPL	47,903,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	1,581,887,000,000
Total	3,020,080,000,000
Woori bank | Non-metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	698,478,000,000
Financial assets at FVTPL	8,357,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	377,506,000,000
Total	1,084,341,000,000
Woori bank | Chemical
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,819,207,000,000
Financial assets at FVTPL	19,161,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	3,233,405,000,000
Total	5,071,773,000,000
Woori bank | Transportation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,268,095,000,000
Financial assets at FVTPL	2,060,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	2,183,616,000,000
Total	5,453,771,000,000
Woori bank | Electronics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,424,297,000,000
Financial assets at FVTPL	19,280,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	1,789,605,000,000
Total	3,233,182,000,000
Woori bank | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	323,231,000,000
Financial assets at FVTPL	217,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	54,518,000,000
Total	377,966,000,000
Woori bank | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	368,123,000,000
Financial assets at FVTPL	277,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	1,483,551,000,000
Total	1,851,951,000,000
Woori Card Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	57,365,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	315,264,000,000
Total	372,629,000,000
Woori Card Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	8,050,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	44,354,000,000
Total	52,404,000,000
Woori Card Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	4,959,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	12,315,000,000
Total	17,274,000,000
Woori Card Co., Ltd. | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,175,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	25,367,000,000
Total	27,542,000,000
Woori Card Co., Ltd. | Aviation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	479,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	4,179,000,000
Total	4,658,000,000
Woori Card Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	6,156,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	51,962,000,000
Total	58,118,000,000
Woori Card Co., Ltd. | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	33,084,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	163,711,000,000
Total	196,795,000,000
Woori Card Co., Ltd. | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,462,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	13,376,000,000
Total	15,838,000,000
Woori Financial Capital Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	6,819,728,000,000
Financial assets at FVTPL	252,442,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	375,812,000,000
Total COVID-19 vulnerable business	686,384,000,000
Total other business	6,761,598,000,000
Total	7,447,982,000,000
Woori Financial Capital Co., Ltd. | Service business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	491,801,000,000
Financial assets at FVTPL	27,364,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	38,681,000,000
Total	557,846,000,000
Woori Financial Capital Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	66,565,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	66,565,000,000
Woori Financial Capital Co., Ltd. | General retail business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	8,978,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	8,978,000,000
Woori Financial Capital Co., Ltd. | General wholesale business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	57,587,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	57,587,000,000
Woori Financial Capital Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	6,292,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	6,292,000,000
Woori Financial Capital Co., Ltd. | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,293,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	1,293,000,000
Woori Financial Capital Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	615,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	615,000,000
Woori Financial Capital Co., Ltd. | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	21,774,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	21,774,000,000
Woori Financial Capital Co., Ltd. | Transportation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	28,270,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	28,270,000,000
Woori Financial Capital Co., Ltd. | Education business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,132,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	1,132,000,000
Woori Financial Capital Co., Ltd. | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	365,860,000,000
Financial assets at FVTPL	27,364,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	38,681,000,000
Total	431,905,000,000
Woori Financial Capital Co., Ltd. | Manufacturing
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	125,173,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	3,365,000,000
Total	128,538,000,000
Woori Financial Capital Co., Ltd. | Textile
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	29,415,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	29,415,000,000
Woori Financial Capital Co., Ltd. | Metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	17,963,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	3,365,000,000
Total	21,328,000,000
Woori Financial Capital Co., Ltd. | Non-metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	4,780,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	4,780,000,000
Woori Financial Capital Co., Ltd. | Chemical
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,501,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	2,501,000,000
Woori Financial Capital Co., Ltd. | Transportation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	52,514,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	52,514,000,000
Woori Financial Capital Co., Ltd. | Electronics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	12,665,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	12,665,000,000
Woori Financial Capital Co., Ltd. | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	0
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	0
Woori Financial Capital Co., Ltd. | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	5,335,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	5,335,000,000
Woori Financial Capital Co., Ltd. | Other business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	6,202,754,000,000
Financial assets at FVTPL	225,078,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	333,766,000,000
Total	6,761,598,000,000
Woori Investment Bank Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	88,616,000,000
Financial assets at FVTPL	20,000,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	108,616,000,000
Woori Investment Bank Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	15,716,000,000
Financial assets at FVTPL	20,000,000,000
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	35,716,000,000
Woori Investment Bank Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	44,900,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	44,900,000,000
Woori Investment Bank Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	28,000,000,000
Financial assets at FVTPL	0
Financial assets at FVTOCI	0
Off balance sheet item [Abstract]
Off balance accounts	0
Total	₩ 28,000,000,000